Accrued Expenses and Other (Tables)	12 Months Ended
Dec. 31, 2012
Payables and Accruals [Abstract]
Schedule of Accrued Expenses and Other
Accrued expenses and other consist of the following:

	December 31,
	2011	2012
Advance payments from customers	29,621	29,350
Accrual for onerous contracts	446	125
Deferred revenue	6,340	5,938
Accrual for salaries, wages and related taxes and expenses	60,039	56,246
Interest payable	1,881	307
Payables arising from acquisition of property, plant and equipment	20,509	14,027
Other	34,055	26,067
	152,891	132,060